Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 06, 2017
Registrant Name	dei_EntityRegistrantName	Calvert Management Series
Central Index Key	dei_EntityCentralIndexKey	0000319676
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2018
Prospectus Date	rr_ProspectusDate	Dec. 06, 2017